Income tax (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax
Tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Current and deferred income tax expenses		¥ 0	¥ 0	¥ 0
Valuation allowance		¥ 275,431,351	149,094,206	57,096,996
Period of statute of limitations, if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent	3 years	3 years
Period of statute of limitations, if the underpayment is more than RMB 100,000	5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years		¥ 100,000
Period of statute of limitations for transfer pricing issues	10 years	10 years
Hong Kong
Income Tax
Tax rate (as a percent)	16.50%	16.50%
Provision for profits tax		¥ 0	0	0
Income (Loss) from Continuing Operations before Income Taxes, Domestic		¥ 0	¥ 0	¥ 0
PRC
Income Tax
Preferential corporate income tax rate	25	25
Tax loss carry forwards for PRC income tax purpose		¥ 949,778,051
2023 | PRC
Income Tax
Tax loss carry forwards for PRC income tax purpose		17,429,438
2024
Income Tax
Tax loss carry forwards for PRC income tax purpose		46,953,288
2025
Income Tax
Tax loss carry forwards for PRC income tax purpose		80,318,984
2026
Income Tax
Tax loss carry forwards for PRC income tax purpose		411,354,697
2027
Income Tax
Tax loss carry forwards for PRC income tax purpose		¥ 393,721,644
Prior to | Hong Kong
Income Tax
Tax rate (as a percent)	8.25%	8.25%
Profit to qualify for tax rate | $	$ 2
After | Hong Kong
Income Tax
Tax rate (as a percent)	16.50%	16.50%